Segment Disclosures (Details) - Schedule of geographic information - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 11,368,033	$ 3,650,379	$ 24,235,937	$ 12,394,889
Long-lived Assets	26,715,075		26,715,075		$ 5,793,317
Puerto Rico and Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	540,559		645,720
Long-lived Assets	11,858		11,858
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	10,827,474	$ 3,650,379	23,590,217	$ 12,394,889
Long-lived Assets	$ 26,703,217		$ 26,703,217		$ 5,793,317